Consolidated Condensed Balance Sheets (Unaudited) - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017
CURRENT ASSETS:
Cash and cash equivalents	$ 57,818	$ 67,464
Trade receivables	62	155
Prepayments and other assets	1,607	1,103
Inventories	3,868	799
Due from related party	2,348	883
Total current assets	65,703	70,404
FIXED ASSETS, NET:
Vessels, net	962,668	977,298
Total fixed assets, net	962,668	977,298
OTHER NON CURRENT ASSETS:
Due from related party	1,350	1,350
Deferred charges	812	0
Above-market acquired time charter contract	1,673	5,267
Total assets	1,032,206	1,054,319
CURRENT LIABILITIES:
Current portion of long-term debt, net of unamortized deferred financing fees of $2,129 and $2,145, respectively	2,671	2,655
Trade payables	9,058	4,497
Due to related party	80	72
Accrued liabilities	4,712	4,051
Unearned revenue	6,867	11,623
Total current liabilities	23,388	22,898
NON-CURRENT LIABILITIES:
Deferred revenue	1,682	1,405
Long-term debt, net of current portion and unamortized deferred financing fees of $9,490 and $11,102, respectively	710,910	711,698
Total non-current liabilities	712,592	713,103
Commitments and contingencies	0	0
PARTNERS' EQUITY:
Common unitholders (unlimited authorized; 35,490,000 units issued and outstanding as at June 30, 2018 and December 31, 2017)	223,002	245,055
Preferred unitholders (3,450,000 authorized; 3,000,000 Series A Preferred Units issued and outstanding as at June 30, 2018 and December 31, 2017)	73,216	73,216
General Partner (35,526 units issued and outstanding as at June 30, 2018 and December 31, 2017)	8	47
Total partners' equity	296,226	318,318
Total liabilities and partners' equity	$ 1,032,206	$ 1,054,319